	PIA SHORT-TERM SECURITIES FUND
	Schedule of Investments - August 31, 2022 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	5.6%
	Other Asset-Backed Securities
	American Credit Acceptance Receivables Trust, Series 2021-2 Class C
$4,049,000	0.97%, due 7/13/27 (a)		$3,962,242
	FCI Funding LLC, Series 2021-1 Class A
446,188	1.13%, due 4/15/33 (a)		435,532
	New York City Tax Lien, Series 2019-A Class A
129,247	2.19%, due 11/10/32 (a)		127,283
	PenFed Auto Receivables Owner Trust, Series 2022-A Class A
1,000,000	3.96%, due 4/15/26 (a)		997,351
	Santander Drive Auto Receivables Trust, Series 2022-5 Class A
2,000,000	3.98%, due 1/15/25		1,997,485
	Total Asset-Backed Securities (cost $7,542,963)		7,519,893

	CORPORATE BONDS	63.5%
	Aerospace & Defense	1.5%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23		1,963,617
	Agricultural Chemicals	0.4%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		492,169
	Banks	3.6%
	Canadian Imperial Bank of Commerce
1,000,000	0.863% (SOFR + 0.400%), due 12/14/23 (c)		994,196
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%), due 3/16/24 (c)		491,029
	Morgan Stanley
1,000,000	1.661% (SOFR + 0.625%), due 1/24/25 (c)		985,680
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23		1,929,986
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23		488,763
			4,889,654
	Biotechnology	1.6%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23		2,173,870
	Broker	0.7%
	Goldman Sachs Group, Inc.
1,000,000	1.68% (SOFR + 0.700%), due 1/24/25 (c)		982,986
	Building Materials	0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23		485,374
	Chemicals - Specialty	0.7%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23		967,592
	Coatings/Paint	0.7%
	Sherwin-Williams Co.
1,000,000	4.05%, due 8/8/24		999,518
	Commercial Services	0.7%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24		936,416
	Depository Credit Intermediation	1.1%
	Bank of Montreal
1,515,000	2.115% (SOFR + 0.350%), due 12/8/23 (c)		1,504,313
	Diversified Financial Services	5.9%
	American Express Co.
2,000,000	0.75%, due 11/3/23		1,933,898
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23		1,982,241
	Capital One Financial Corp.
1,000,000	2.455% (SOFR + 0.690%), due 12/6/24 (c)		974,627
	Charles Schwab Corp.
2,000,000	1.007% (SOFR + 0.500%), due 3/18/24 (c)		1,991,022
	Nasdaq, Inc.
1,000,000	0.445%, due 12/21/22		990,266
			7,872,054
	Electric - Integrated	8.8%
	American Electric Power Co., Inc.
2,000,000	3.262% (3 Month LIBOR USD + 0.480%), due 11/1/23 (c)		1,993,494
	CenterPoint Energy Resources Corp.
500,000	0.70%, due 3/2/23		492,736
	DTE Energy Co.
435,000	0.55%, due 11/1/22		433,028
500,000	4.22%, due 11/1/25		498,135
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		982,775
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.163% (SOFR + 0.540%), due 3/1/23 (c)		998,811
500,000	1.57% (SOFR + 0.400%), due 11/3/23 (c)		495,801
	Public Service Enterprise Group, Inc.
2,000,000	0.84%, due 11/8/23		1,920,680
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23		1,939,117
1,000,000	2.813% (SOFR + 0.830%), due 4/1/24 (c)		992,307
	Tampa Electric Co.
500,000	3.875%, due 7/12/24		498,321
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23		482,068
			11,727,273
	Electronic Components and Semiconductors	0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23		488,010
	Entertainment	1.1%
	Magallanes, Inc.
1,500,000	3.528%, due 3/15/24 (a)		1,466,399
	Financial Services	2.9%
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23		3,831,382
	Food	0.4%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23		484,003
	Food - Meat products	1.4%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24		1,902,274
	Gas - Distribution	4.4%
	Atmos Energy Corp.
2,000,000	0.625%, due 3/9/23		1,965,590
	CenterPoint Energy, Inc.
1,000,000	2.937% (SOFR + 0.650%), due 5/13/24 (c)		989,361
	Southern California Gas Co.
3,000,000	3.62% (3 Month LIBOR USD + 0.350%), due 9/14/23 (c)		2,985,588
			5,940,539
	Healthcare - Products	1.1%
	PerkinElmer, Inc.
1,000,000	0.55%, due 9/15/23		959,855
	Thermo Fisher Scientific, Inc.
500,000	2.063% (SOFR + 0.530%), due 10/18/24 (c)		495,531
			1,455,386
	Healthcare - Services	0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23		971,169
	Household Products/Wares	0.3%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24		468,428
	Investment Companies	3.6%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24		4,871,964
	Leisure Time	0.7%
	Brunswick Corp./DE
1,000,000	0.85%, due 8/18/24		928,862
	Life/Health Insurance	1.8%
	Athene Global Funding
2,000,000	2.984% (SOFR + 0.700%), due 5/24/24 (a) (c)		1,960,394
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)		470,514
			2,430,908
	Medical Products	0.4%
	Baxter International, Inc.
500,000	2.017% (SOFRINDX + 0.440%), due 11/29/24		492,756
	Miscellaneous Manufacturing	0.7%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23		968,028
	Mutual Insurance	0.4%
	MassMutual Global Funding II
500,000	4.15%, due 8/26/25 (a)		499,354
	Nondepository Credit Intermediation	1.4%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23		1,937,302
	Oil and Gas	2.2%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24		1,514,308
	ConocoPhillips Co.
1,000,000	2.125%, due 3/8/24		977,546
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23		488,292
			2,980,146
	Packaging & Containers	2.9%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24		947,698
	Graphic Packaging International LLC
1,000,000	0.821%, due 4/15/24 (a)		940,851
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25		1,885,676
			3,774,225
	Pharmaceuticals	0.4%
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23		484,405
	Pipelines	1.6%
	Enbridge, Inc.
450,000	1.793% (SOFR + 0.400%), due 2/17/23		448,611
1,000,000	1.987% (SOFRINDX + 0.630%), due 2/16/24		992,212
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)		682,496
			2,123,319
	REITs - Storage	0.7%
	Public Storage
1,000,000	1.45% (SOFR + 0.470%), due 4/23/24		996,485
	Rental Auto/Equipment	0.7%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)		480,609
500,000	1.15%, due 6/7/24 (a)		466,767
			947,376
	Retail	1.4%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)		1,903,692
	Retail - Drug Store	1.4%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23		1,931,143
	Semiconductors	0.4%
	Analog Devices, Inc.
500,000	0.929% (SOFR + 0.250%), due 10/1/24 (c)		493,124
	Tobacco	0.7%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23		983,513
	Utilities	2.2%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23		913,763
	Southern Co.
2,000,000	1.651% (SOFR + 0.370%), due 5/10/23 (c)		1,990,304
			2,904,067
	Wirelines	1.1%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24		955,755
	Verizon Communications, Inc.
500,000	1.014% (SOFR + 0.500%), due 3/22/24 (c)		496,348
			1,452,103
	Total Corporate Bonds (cost $87,219,198)		85,105,198

	MORTGAGE-BACKED SECURITIES	8.0%
	Commercial Mortgage-Backed Securities	6.8%
	BX Trust 2021-RISE
3,000,000	3.139% (1 Month LIBOR USD + 0.748%), due 11/17/36, Series 2021-RISE Class A (a) (c)		2,887,571
	Cold Storage Trust 2020-ICE5
6,389,438	3.291% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (a) (c)		6,255,664
			9,143,235
	U.S. Government Agencies	1.2%
	FHLMC ARM Pool (c)
56	3.275% (1 Year CMT Rate + 2.275%), due 6/1/23, #845755		56
27,560	2.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		27,346
69,304	2.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		71,282
17,578	3.127% (12 Month LIBOR USD + 1.857%), due 4/1/36, #847671		18,033
	FHLMC Pool
32,440	5.00%, due 10/1/38, #G04832		33,954
311,277	3.50%, due 8/1/49, #SD8005		300,116
	FNMA ARM Pool (c)
5,731	3.29% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		5,685
27,241	3.395% (1 Year CMT Rate + 2.091%), due 4/1/30, #562912		26,711
46,777	3.765% (12 Month LIBOR USD + 1.516%), due 10/1/33, #743454		46,339
200,629	2.00% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		199,743
250,988	3.858% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		250,199
66,659	3.753% (12 Month LIBOR USD + 1.606%), due 7/1/34, #779693		66,105
35,409	2.452% (12 Month LIBOR USD + 1.374%), due 10/1/34, #795136		35,959
188,659	2.021% (12 Month LIBOR USD + 1.619%), due 1/1/36, #849264		188,020
21,348	2.135% (12 Month LIBOR USD + 1.885%), due 3/1/37, #907868		21,237
206,723	2.265% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		205,721
	FNMA Pool
78,574	5.00%, due 6/1/40, #AD5479		82,181
10,065	4.00%, due 11/1/41, #AJ3797		10,095
			1,588,782
	Total Mortgage-Backed Securities (cost $10,972,730)		10,732,017

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	14.6%
	U.S. Treasury Notes
3,000,000	1.375%, due 10/15/22		2,996,247
500,000	1.625%, due 12/15/22		498,306
2,500,000	1.75%, due 5/15/23		2,472,253
8,000,000	0.125%, due 7/15/23		7,771,270
6,000,000	0.125%, due 8/15/23		5,812,069
	Total U.S. Government Agencies & Instrumentalities (cost $19,630,048)		19,550,145

	SHORT-TERM INVESTMENTS	8.1%
	Money Market Fund	0.1%
205,154	Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (b)		205,154
	U.S. Treasury Bills	8.0%
$3,800,000	1.025%, due 9/29/22 (d)		3,793,735
5,000,000	2.306%, due 10/13/22 (d)		4,986,525
2,000,000	3.149%, due 8/10/23 (d)		1,936,164
			10,716,424
	Total Short-Term Investments (cost $10,928,661)		10,921,578

	Total Investments (cost $136,293,600)	99.8%	133,828,831
	Other Assets less Liabilities	0.2%	262,284
	TOTAL NET ASSETS	100.0%	$134,091,115

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and August be sold only to dealers in the program or other "qualified institutional buyers." As of August 31, 2022, the value of these investments was $23,536,719 or 17.55% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2022.
(d)	Rate shown is the discount rate at August 31, 2022.

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	SOFRINDX - Secured Overnight Financing Rate Index

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$7,519,893	$-	$7,519,893
Corporate Bonds	-	85,105,198	-	85,105,198
Mortgage-Backed Securities	-	10,732,017	-	10,732,017
U.S. Government Agencies and Instrumentalities	-	19,550,145	-	19,550,145
Total Fixed Income	-	122,907,253	-	122,907,253
Money Market Fund	205,154	-	-	205,154
U.S. Treasury Bills	-	10,716,424	-	10,716,424
Total Investments	$205,154	$133,623,677	$-	$133,828,831

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$2,982,188
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(94,617)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	(2,887,571)
Balance as of August 31, 2022	$-